000 B000000 09/30/97
000 C000000 0000737800
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT TAX-FREE INCOME FUND, INC.
001 B000000 811-3942
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000 10
011 A00AA01 LORD ABBETT DISTRIBUTOR LLC
011 B00AA01 8-216
011 C01AA01 NEW YORK
011 C02AA01 NY
011 C03AA01 10153
011 C04AA01 0101
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   31
019 C00AA00 LORDABBETT
077 A000000 Y
080 A00AA00 ICI MUTUAL INSURANCE CO.
080 C00AA00    15000
081 A00AA00 Y
081 B00AA00  22
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
062 A000100 Y
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.6
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100 102.6
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100   1541835
071 B000100   1760658
071 C000100    662770
071 D000100  233
072 A000100 12
074 N000100   715122
074 T000100   646736
075 A000100        0
075 B000100   660108
062 A000200 Y
062 B000200   0.0
062 C000200   0.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.0
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200   0.0
062 N000200   0.0
062 O000200  99.1
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
071 A000200    338732
071 B000200    362125
071 C000200    307159
071 D000200  110
072 A000200 12
074 N000200   303925
074 T000200   300490
075 A000200        0
075 B000200   308145
062 A000300 Y
062 B000300   0.0
062 C000300   0.0
062 D000300   0.0
062 E000300   1.5
062 F000300   0.0
062 G000300   0.0
062 H000300   0.0
062 I000300   0.0
062 J000300   0.0
062 K000300   0.0
062 L000300   0.0
062 M000300   0.0
062 N000300   0.0
062 O000300 101.7
062 P000300   0.0
062 Q000300   0.0
062 R000300   0.0
071 A000300    117836
071 B000300    125095
071 C000300     92144
071 D000300  128
072 A000300 12
074 N000300   105937
074 T000300    91301
075 A000300        0
075 B000300    92473
062 A000400 Y
062 B000400   0.0
062 C000400   0.0
062 D000400   0.0
062 E000400   0.0
062 F000400   0.0
062 G000400   0.0
062 H000400   0.0
062 I000400   0.0
062 J000400   0.0
062 K000400   0.0
062 L000400   0.0
062 M000400   0.0
062 N000400   0.0
062 O000400  99.1
062 P000400   0.0
062 Q000400   0.0
062 R000400   0.0
071 A000400    281665
071 B000400    290097
071 C000400    181959
071 D000400  155
072 A000400 12
074 N000400   185891
074 T000400   184464
075 A000400        0
075 B000400   184481
062 A000500 Y
062 B000500   0.0
062 C000500   0.0
062 D000500   0.0
062 E000500   0.0
062 F000500   0.0
062 G000500   0.0
062 H000500   0.0
062 I000500   0.0
062 J000500   0.0
062 K000500   0.0
062 L000500   0.0
062 M000500   0.0
062 N000500   0.0
062 O000500  98.5
062 P000500   0.0
062 Q000500   0.0
062 R000500   0.0
071 A000500     43978
071 B000500     49742
071 C000500    118557
071 D000500   37
072 A000500 12
074 N000500   122477
074 T000500   119909
075 A000500        0
075 B000500   120079
062 A000600 Y
062 B000600   0.0
062 C000600   0.0
062 D000600   0.0
062 E000600   0.0
062 F000600   0.0
062 G000600   0.0
062 H000600   0.0
062 I000600   0.0
062 J000600   0.0
062 K000600   0.0
062 L000600   0.0
062 M000600   0.0
062 N000600   0.0
062 O000600  98.8
062 P000600   0.0
062 Q000600   0.0
062 R000600   0.0
071 A000600     41872
071 B000600     37319
071 C000600    136507
071 D000600   27
072 A000600  6
074 N000600   140915
074 T000600   140281
075 A000600        0
075 B000600   137835
062 A000700 Y
062 B000700   0.0
062 C000700   0.0
062 D000700   0.0
062 E000700   0.0
062 F000700   0.0
062 G000700   0.0
062 H000700   0.0
062 I000700   0.0
062 J000700   0.0
062 K000700   0.0
062 L000700   0.0
062 M000700   0.0
062 N000700   0.0
062 O000700  98.8
062 P000700   0.0
062 Q000700   0.0
062 R000700   0.0
071 A000700     23024
071 B000700     29397
071 C000700     79156
071 D000700   29
072 A000700  6
074 N000700    79657
074 T000700    79079
075 A000700        0
075 B000700    80069
062 A000800 Y
062 B000800   0.0
062 C000800   0.0
062 D000800   0.0
062 E000800   4.2
062 F000800   0.0
062 G000800   0.0
062 H000800   0.0
062 I000800   0.0
062 J000800   0.0
062 K000800   0.0
062 L000800   0.0
062 M000800   0.0
062 N000800   0.0
062 O000800  99.2
062 P000800   0.0
062 Q000800   0.0
062 R000800   0.0
071 A000800     92614
071 B000800    101198
071 C000800     69964
071 D000800  132
072 A000800  6
074 N000800    70520
074 T000800    66215
075 A000800        0
075 B000800    69106
062 A000900 Y
062 B000900   0.0
062 C000900   0.0
062 D000900   0.0
062 E000900   0.0
062 F000900   0.0
062 G000900   0.0
062 H000900   0.0
062 I000900   0.0
062 J000900   0.0
062 K000900   0.0
062 L000900   0.0
062 M000900   0.0
062 N000900   0.0
062 O000900  97.8
062 P000900   0.0
062 Q000900   0.0
062 R000900   0.0
071 A000900      5713
071 B000900      3676
071 C000900      8867
071 D000900   41
072 A000900  6
074 N000900    10866
074 T000900    10511
075 A000900        0
075 B000900     9064
062 A001000 Y
062 B001000   0.0
062 C001000   0.0
062 D001000   0.0
062 E001000   0.6
062 F001000   0.0
062 G001000   0.0
062 H001000   0.0
062 I001000   0.0
062 J001000   0.0
062 K001000   0.0
062 L001000   0.0
062 M001000   0.0
062 N001000   0.0
062 O001000 100.1
062 P001000   0.0
062 Q001000   0.0

062 R001000   0.0
071 A001000    341078
071 B001000    362976
071 C001000    279648
071 D001000  122
072 A001000  1
074 N001000   286684
074 T001000   273009
075 A001000        0
075 B001000   285902
SIGNATURE   JOSEPH VAN DYKE
TITLE       ASSISTANT TREASURER

 Board of Directors
  Lord Abbett Tax-Free Income Fund, Inc.:

In planning and performing our audits of the financial statements of Lord Abbett Tax-Free Income Fund, Inc. (the "Fund") for the year ended September 30, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an adequate internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 1997.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



October 31, 1997